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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number____811-21575_________________________________________

______Bryce Capital Funds – Bryce Capital Value Series________________________________

(Exact name of registrant as specified in charter)

______2 Thornell Road, Pittsford, NY_________________________________14534___________

(Address of principal executive offices)     (Zip code)

_____Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534_

(Name and address of agent for service)

Registrant’s telephone number, including area code: _585-381-2990___________

Date of fiscal year end: __6/30__________

Date of reporting period: __July 1, 2007 – June 30, 2008_____

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (.OMB.) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.

Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the .Act.) and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.

Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.

Preparation of Report.

1.

This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.

These general instructions are not to be filed with the report.

D.

Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.

Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.

Signature and Filing of Report.

1.

If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.

(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)

The name of the issuer of the portfolio security;

(b)

The exchange ticker symbol of the portfolio security;

(c)

The Council on Uniform Securities Identification Procedures (.CUSIP.) number for the portfolio security;

(d)

The shareholder meeting date;

(e)

A brief identification of the matter voted on;

(f)

Whether the matter was proposed by the issuer or by a security holder;

(g)

Whether the registrant cast its vote on the matter;

(h)

How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)

Whether the registrant cast its vote for or against management.

Instructions.

1.

In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term ‘series’ means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.

The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)____Bryce Capital Funds_________________________________________________________

By (Signature and Title)*__/s/ Dennis E. Lohouse_______________________________________________

              Dennis E. Lohouse, Treasurer

Date__August 14, 2008____________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

Bryce Capital Value Fund Proxy Vote

Date Voted	Company	Proposal	For	Against	Abstain

4/20/2008	Oil States International Inc	1. For All Nominees			x
		2. ForRatification Of Independent Accountants	x
		3. For Approval of 2001 Equity Participation Plan	x

5/6/2008	American Ecology Corp.	1.For All Nominees	x
		2.For Approval of Registered Public Accountant	x
		3.For Approval of 2008 Common Stock Incentive Plan	x

4/25/2008	Transocean Inc.	1a-d.For All Nominees	x
		2.For Independent Pulic Accountant	x

4/25/2008	Ensco Internatioanl Inc.	1a-d.For All nominees	x
		2.For Ratification of Indepentant Auditors	x

4/21/2008	Cameron International Corp.	1.For All Nominees	x
		2.For Ratification of Independent Public Accountant	x

4/24/2008	Murphy Oil Corp.	1.For All Nominees	x
		2.For Approval of Stock Plan for Non -Employee Directors	x
		3.For Proposal of Non-Discrimination	x
		4.For Appointment of Registered Public Accountant	x

4/22/2008	McDonalds Corp.	1a-f. For All Nominees	x
		2.For Approval of Independent Auditors	x

4/22/2008	American Movil,S.A.B	1.For All Nominees	x
		2.For Appoinment of Delegates to Execute and Formalize Resolutions	x

4/22/2008	AFLAC Inc.	1.For All Nominees	x
		2.For Increased # of Shares par value Common Stock	x
		3.For Amendment of Restated Incentive Plan	x
		4.For Approval of Advisory Proposal	x
		5.For ratification of Registered Publc Accountant	x

4/21/2008	Consol Energy Inc.	1.For All Nominees	x
		2.For Ratification of Independent Audiotrs	x
		3.For Executive Incentive Plan	x
		4.Joint Shareholder proposal regarding Climate Change		x

4/21/2008	CF Industries	1. For All Nominees	x
		2.For Approval of Registered Public Accountants	x

4/21/2008	Valmont Industries	1.For All Nominees	x
		2.Approval of 2008 Stock Plan	x
		3.Approval of 2008 Executive Incentive Plan	x
		4.For Ratification Independent Auditors	x

4/21/2008	The Manitowoc Company	1.For All Nominees	x
		2.Ratification of Independent Public Accountants	x

4/18/2008	Apache Corp.	1- 4 .For All Nominees	x
		2.Proposal reimbursement of Proxy Expenses		x

4/18/2008	Dime Community Bancshares, Inc	1.For All Nominees	x
		2.Approval of Amendment of the 2004 Incentive Plan	x
		3.For Ratification of Independent Auditors	x

4/11/2008	Lincoln Electric Holdings,Inc.	1.For All Nominees	x
		2. Approval of Amendmetns of Code of Regulations	x
		3.For Approval of Procedure of Director Nomination	x
		4.Allowance of the Board of Directors to Amend the Code of Regulations	x
		5.Ratification of the Independent Auditors	x

4/11/2008	Occidental Petroleum Corp.	Proposal # 1:1-12.For All Nominees	x
		Proposal # 2: For Ratification of Independent Auditors	x
		Proposal #3:For Scientific Report of Global Warming	x
		Proposal #4:For Vote on Executive Compensation	x
		Proposal #5:For Independence of Compensation Consultants	x
		Proposal #6:Pay for Superior Performance Principle	x
		Proposal #7:Special Shareholder Meetings	x

4/11/2008	Invitrogen Corp.	1.For All Nominees	x
		2.For Ratification of Independent Auditors	x
		3.For Amedment of 1998 Employee Purchase Plan	x
		4.For Amendment of 2004 Incentive Plan	x

4/11/2008	Quintana Maritime Ltd.	1.For Approval of Merger	x
		2.For Permit of Further Solicitation of Proxies	x

4/11/2008	BorgWarner Inc.	1.For All Nominees	x
		2.For Restated Certificate	x
		3.For Ratification of Independent Auditors	x

4/8/2008	Coca-Cola FEMSA	1.For Report of the Board	x
		2.For Compliance Tax Obligations	x
		3.For Application of the Results of 2007 Fiscal Year	x
		4.For Maximum Ammount of Resources Used	x
		5.For election of Proprietary and Alternate Members	x
		6.For Proposal to Integrate Finance and Planning Audit	x
		7.For Appointment of Delegates	x
		8.For Approval of Minutes	x

4/4/2008	Burlington Northern Santa Fe Corp.	1a-k: For All Nominees	x
		2.For ratification of Independent Auditors	x
		3.For "Say on Executive Pay"	x

5/20/2008	Superior Energy Services, Inc.	1. For All Nominees	x
		2. Ratify Independent Accountant	x

5/20/2008	Nasdaq OMX Group	1. For All Nominees	x
		2. Ratify Independent Accountant	x
		3. Approve Amended Equity Plan	x

5/22/2008	AK Steel Corp.	1. For all Nominees	x
		2. Ratify Audit Committee	x
		3. Re-Approval of Performance	x

5/28/2008	Wal-Mart Stores, Inc.	1. For All Nominees	x

6/9/2008	Century Aluminum Co.	1. For all Nominees	x
		2. Proposal for Auditers	x

5/30/2008	Devon Energy Corp.	1. For All Nominees	x
		2. Approval of Aduitors	x
		3. Amend the# of Auth.Shareholder	x
		4. Annual Election of Directors	x

5/30/2008	Catepillar Inc.	1. For all Nominees	x
		2.Ratify Auditors	x
		3.Stockholder Proposal	x
		4. Director Election	x
		5. Foreign Military Sales		x

6/17/2008	TEVA Pharmaceutical	1. Company's Consolidated Sheet	x
		2. Cash Dividend Payments	x
		3. For All Nominees	x
		4. Approve Statutory Independent	x
		5. Approve Purchase Liability	x
		6. Increase in Remuneration Paid	x
		7. Approve Employyee Stock Plan	x
		8. Approve Public Accountant	x

6/20/2008	BNY Hamilton Fund	1. For all Nominees	x

5/20/2008	Northrop Grumman Corp.	1.For All Nominees	x
		2.For Ratification of Independent Auditor	x
		3.Improve Incetive Plan for Long term Plan	x
		4. Proposal for foreign Military Sales		x
		5. Shareholder Vote for Executive Compensation		x
		6. Shareholder Proposal for Tax Gross-up Payments		x

4/11/2008	Canadian Natural Resources Lmtd	1. For All Nominees
2. For Approval of Charted Accountants

	Comstock Resources Inc	* Meeting Passed*